OPERATING EXPENSES	12 Months Ended
Dec. 31, 2025
OPERATING EXPENSES
OPERATING EXPENSES
NOTE 26. OPERATING EXPENSES
26.1.       Salaries and employee benefit
The details for salaries and employee benefits for the years ended December 31, 2025, 2024 and 2023, are as follows:

Salaries and employee benefit	2025	2024	2023
In millions of COP
Salaries(1)	2,400,872	2,169,634	2,002,456
Bonuses(2)	1,064,656	868,694	880,203
Private premium	655,485	616,613	639,311
Social security contributions	629,873	599,171	546,434
Defined Benefit severance obligation and interest	193,750	177,421	159,066
Indemnity payment	173,201	217,765	172,893
Vacation expenses	148,156	139,511	125,360
Other benefits(3)	494,129	435,914	373,560
Total salaries and employee benefit	5,760,122	5,224,723	4,899,283
Discontinuous operation Banistmo S.A.(4)	436,718	403,339	450,951
(1)This is mainly explained by salary increases.
(2)Corresponds mainly to bonuses for employees in accordance with the variable compensation model of Cibest Corporate Group.
(3)Includes pension and employee benefits (policy benefits, training, and recreation).
(4) The accumulated value as of December 31, 2025, and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
26.2.       Other administrative and general expenses
The detail for administrative and general expenses for the years ended December 31, 2025, 2024 and 2023 is as follows:

Other administrative and general expenses	2025	2024	2023
In millions of COP
Maintenance and repairs(1)	1,101,564	956,315	842,105
Fees	839,015	791,710	782,834
Insurance	766,192	725,238	729,325
Data processing(2)	643,036	482,218	400,201
Frauds and claims	446,857	412,002	340,454
Transport	264,097	246,280	220,735
Advertising	180,449	162,057	157,681
Contributions and affiliations	132,249	115,939	109,038
Public services	120,612	119,989	109,050
Cleaning and security services	119,301	112,880	105,012
Useful and stationery	85,247	88,714	48,216
Communications	83,319	76,268	74,685
Properties improvements and installation	75,891	66,543	64,619
Real estate management(3)	55,554	38,396	33,637
Travel expenses	36,567	29,794	30,237
Disputes, fines, and sanctions	35,504	41,687	42,707
Short-term and low-value leases	27,811	16,359	10,926
Publications and subscriptions	26,740	23,105	22,279
Storage services	18,430	17,845	16,321
Legal expenses(4)	12,270	8,736	9,209
Others	528,655	502,948	465,716
Total other administrative and general expenses	5,599,360	5,035,023	4,614,987
Discontinued operation Banistmo S.A.(5)	345,439	410,189	418,957
Taxes other than income tax	1,481,323	1,402,064	1,393,216
Discontinued operation Banistmo S.A.(5)	30,045	40,447	39,932
(1)The increase is due to maintenance work on buildings owned by the FCP Fondo Inmobiliario Colombia.
(2)The increase is mainly in Bancolombia, due to higher spending on technology services.
(3)The variation occurs mainly in Bancolombia.
(4)The increase at Cibest Corporate Group is due to payments to the Camara de Comercio de Medellín for spin-off procedures, registration tax, and stamp duty..
(5)The accumulated value as of December 31, 2025, and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
26.3.       Depreciation, amortization and impairment
The detail for Depreciation, amortization and impairment for the years ended December 31, 2025, 2024 and 2023 is as follows:

Depreciation, amortization and impairment	2025	2024	2023
In millions of COP
Depreciation of premises and equipment(2)	612,853	606,100	609,897
Amortization of intangible assets(3)	192,307	144,517	186,562
Depreciation of right-of-use assets(4)	172,461	160,768	179,474
Impairment of other assets, net(5)(6)	38,680	77,951	41,211
Total depreciation, amortization and impairment	1,016,301	989,336	1,017,144
Discontinued operation Banistmo S.A.(1)	97,737	128,545	107,715
(1)As of December 31, 2025, and 2024, Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025, recorded the following expenses:
•Depreciation of premises and equipment for COP 26,997, 2024 COP 27,655 and 2023 for COP 26,479
•Amortization of intangible assets for COP 16,543, 2024 COP 25,623 and 2023 for COP 25,755
•Depreciation of right-of-use assets for COP 34,830, 2024 COP 46,792 and 2023 for COP 50,191
•Impairment of other assets, net for COP 19,367, 2024 COP 28,475 and 2023 for COP 5,290. For further information See Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
(2)See Note 10 Premises and equipment, net.
(3)See Note 12 Goodwill and intangibles assets, net
(4)See Note 11.2 Lessee.
(5)Includes value for impairment of property and equipment for COP 543 in 2025, COP 842 in 2024 and COP 4,480 in 2023.
(6)The detail of the impairment of other assets net by operating segments for the years ended December 31, 2025, 2024 and 2023 is presented in the table below:

Impairment (recovery) of other assets, net	2025	2024	2023
In millions of COP
Banking Colombia(1)	28,540	51,626	45,122
Banking Guatemala(1)	6,326	13,703	8,929
Leases	4,069	5,822	4,709
International Banking(2)	274	5,999	1,730
Banking El Salvador(3)	(527)	732	(19,283)
All other segments	(2)	69	4
Total	38,680	77,951	41,211
Banking Panama (discontinued operation)(4)	19,367	28,475	5,290
(1)The variations in 2025 with respect to 2024, and 2023 is mainly for the impairment of assets received in lieu of payment by restatement to Net realizable value (NRV).
(2) The variation corresponds mainly to the net realizable value (NRV) and higher sales generated in 2024.
(3) The recovery is due to the retroactive adjustment of non-traded assets worth USD 1,533,000 and a lower impairment of the (BRP).
(4)The accumulated value as of December 31, 2025, and 2024 corresponds to Banistmo S.A., a subsidiary classified as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

During 2025, 2024 and 2023, no significant cybersecurity breaches materialized, according to the data security policies established by Management that would warrant disclosure in the Consolidated Financial Statements.